Average Annual Total Returns - Investor Class and Class H - Inverse SP 500 Strategy Fund	Investor Class 1 Year	Investor Class 5 Years	Investor Class 10 Years	Investor Class Return After Taxes on Distributions 1 Year	Investor Class Return After Taxes on Distributions 5 Years	Investor Class Return After Taxes on Distributions 10 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Class Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Investor Class S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Investor Class S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Investor Class S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class H 1 Year	Class H 5 Years	Class H Inception Date	Class H Since Inception	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions Since Inception	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class H S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class H S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class H S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(24.90%)	(15.16%)	(14.67%)	(25.03%)	(15.25%)	(14.71%)	(14.74%)	(10.57%)	(8.90%)	18.40%	15.22%	13.88%	(25.07%)	(15.38%)	Sep. 18, 2014	(13.63%)	(25.21%)	(15.47%)	(13.70%)	(14.84%)	(10.70%)	(9.32%)	18.40%	15.22%	12.69%